COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of contingent liabilities in respect of additional tax settlements

	December 31,
	2020	2019
Contingent liabilities for additional taxes other than income tax	1,043	986
Contingent liabilities for additional income taxes	892	2,173